CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 393,752	$ 860,117
Short-term investments	17,399	23,003
Accounts receivable, less allowance of $250,343 and $235,629	1,195,163	1,048,976
Inventories	75,731	76,008
Other receivables	269,832	304,366
Other current assets	49,349	43,994
Income tax receivable		40,330
Deferred income taxes	280,382	226,060
Total current assets	2,281,608	2,622,854
Property and equipment, net	1,432,651	1,170,808
Amortizable intangibles, net	159,491	162,635
Equity investments	27,325	25,918
Long-term investments	9,890	8,848
Other long-term assets	34,231	32,054
Goodwill	4,946,976	4,091,307
Total assets	8,892,172	8,114,424
LIABILITIES AND EQUITY
Accounts payable	289,653	181,033
Other liabilities	325,734	342,943
Accrued compensation and benefits	412,972	325,477
Current portion of long-term debt	87,345	74,892
Income taxes payable	37,412
Total current liabilities	1,153,116	924,345
Long-term debt	4,417,624	4,233,850
Other long-term liabilities	132,006	89,290
Alliance and product supply agreement, net	19,987	25,317
Deferred income taxes	423,098	421,436
Total liabilities	6,145,831	5,694,238
Commitments and contingencies
Noncontrolling interests subject to put provisions	478,216	383,052
Equity:
Preferred stock ($0.001 par value, 5,000,000 shares authorized; none issued)
Common stock ($0.001 par value, 450,000,000 shares authorized; 134,862,283 shares issued; 93,641,363 and 96,001,535 shares outstanding)	135	135
Additional paid-in capital	596,300	620,546
Retained earnings	3,195,818	2,717,817
Treasury stock, at cost (41,220,920 and 38,860,748 shares)	(1,631,694)	(1,360,579)
Accumulated other comprehensive (loss) income	(19,484)	503
Total DaVita Inc. shareholders' equity	2,141,075	1,978,422
Noncontrolling interests not subject to put provisions	127,050	58,712
Total equity	2,268,125	2,037,134
Total liabilities and equity	$ 8,892,172	$ 8,114,424